Note 6 - Accrued Liabilities	12 Months Ended
Nov. 30, 2020
Payables and Accruals [Abstract]
Accrued Liabilities
	November 30,	November 30,
	2020	2019
	$	$
Professional fees	144,866	220,754
Board of Directors fees	230,812	115,885
Litigation settlement fee (Note 16)	600,000	400,000
Interest	266,498	60,019
Other	538,096	131,040
	1,780,272	927,698